                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 10       X


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 9                   X


                        (Check appropriate box or boxes.)

The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

604 McKnight Park Drive, Pittsburgh, PA              15237
(Address of Principal Executive Offices)         Zip Code)

Registrant's Telephone Number(including Area Code) (412) 367-9076

J.Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237
(Name and Address of Agent for Services)

Copies to Alan Z. Lefkowitz, Esquire, 2488 Mt. Royal Rd., Pittsburgh, PA  15217

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

on ______________ pursuant to paragraph (b)

X  60 days after filing pursuant to paragraph (a)

on ________________ pursuant to paragraph (a) of Rule 485

As soon as possible after the effective date of the Registration under the Securities Act of 1933

                           THE STAAR INVESTMENT TRUST

                                   PROSPECTUS

                                   May 1, 2002


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents

Information specific to each fund you should know before investing

              Intermediate Bond Fund (IBF)                    1
              Long Term Bond Fund (LTBF)                      4
              Larger Company Stock Fund (LCSF)                7
              Smaller Company Stock Fund (SCSF)              10
              International Fund (INTF)                      13
              AltCat Fund (ACF)                              16

              Information common to all of the funds

              Management                                     19
              Buying Shares                                  19
              Minimum Investment                             20
              Exchanging Shares                              20
              Selling Shares                                 20
              Investor Services                              20
              Policies                                       21
              Where To Learn More About the Funds      Inside back cover

RISK/RETURN SUMMARY

Intermediate Bond Fund (IBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety for principal.

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 65% of its assets must be invested in debt instruments with a dollar-weighted average maturity of between three (3) years and ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS

    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                                    2001     7.6%
                                    2000     9.1%
                                    1999    -0.1%
                                    1998     7.4%


The Fund's highest and lowest quarterly returns during this time period were:


Highest: 4.37% (quarter ending 9/30/01)

Lowest: -0.46% (quarter ending 6/30/99)

Average Annual Total Returns

For the periods ended December 31, 2001

   STAAR INTERMEDIATE BOND FUND (IBF)                    1 YEAR 3 YEARS  LIFE**
                                                         ------ -------  ------
   TOTAL RETURN BEFORE TAXES                              7.6%    5.4%     6.5%
   Return After Taxes on Distributions*                   5.8%    3.5%     4.6%
   Return After taxes on Distributions and Sale of        4.4%    2.2%     3.8%
   Fund Shares
   Lehman Bros. Intermediate Govt/Corp Bond Index(1)      9.0%    6.4%     7.4%
   (Reflects no deductions for taxes, fees or expenses)
   Morningstar Interm-Term Bd. Fds. Category Avg.(2)      7.4%    5.1%     6.7%
   (Reflects no deductions for taxes, fees or sales
   charges)

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


** Since the Fund's public inception on 5/28/97.

(1) The Lehman Bros. Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency)indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Intermediate-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.


LINE GRAPH
         The following line graph shows the growth of $10,000 invested at public inception through 12/31/01.

IBF Ending Value: $13,397           MS Interm-Term Bd Fds Avg.: $13,386

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/01.

         Beginning in 2002 the Advisor is no longer obligated to pay certain expenses, including custodian bank charges, legal counsel, pricing, accounting and audit expenses, which will be paid by the trust and are estimated to be .41% of net assets in 2002. The table below describes the fees and expenses that would have been paid if you bought and held shares of the Fund in 2001. As Trust assets increase these ratios are expected to go down.
         The actual costs in 2001 were significantly less than those shown. 12b-1 fees were actually very low for the year and the Advisor agreed to waive fees as shown in the footnotes. (See Footnote 4). The table below does not reflect fees waived or 12b-1 fees not paid. The footnotes provide this information.


Annual Operating Expenses (deducted from fund assets)


           Management & Other Services Fees (1,2)                        0.63%
           12b-1 Fees (Maximum for distribution and service) (2)         0.25%
           Other Expenses (maximum) (3,4)                                0.63%
           Total Annual Operating Expenses (Maximum) (4)                 1.51%

(1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement. The Advisory agreement for the year 2001, as amended, obligated the Advisor to pay certain expenses that could have been charged to the Funds. See note 3.

(2) These are Maximum Fees. The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. 12b-1 expenses actually paid in 2001 was 0.076% for IBF. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) Other Expenses included trustee compensation, federal and state filing fees and other expenses as approved by the Trustees. STAAR Financial Advisors was obligated by agreement to pay certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .63% for each of the Funds in 2001 and are included here. Additional expenses to each fund would have been .54% in 2001 are projected to be .50% for 2002.

(4) STAAR Financial Advisors waived fees during 2001 of .54% for each of the Funds. Therefore, the actual expense ratio for IBF net of fees waived and 12b-1 fees not paid was .72%.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. In addition, the example assumes the maximum possible 12b-1 fees for the year and any management fees waived. Therefore the table does not reflect actual costs, which were less.


                               YEAR 1    YEAR 3     YEAR 5     YEAR 10
                                168        530        928       2,113


INVESTMENT STRATEGIES AND RELATED RISKS

    The Intermediate Bond Fund's objective is to produce income with a concern for safety for principal.

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

    The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

    At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

    Bonds will normally have a maturity of between two (2) and ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than three (3) and no more than seven (7) years.

    The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

    In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.


    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.


    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                        SELECTED PER-SHARE DATA
                         YEAR END DECEMBER 31
                                                                       2001      2000       1999      1998       1997*
                                                                    --------- ---------  --------- ---------  --------
                     Net Asset Value Beg. of Period                    10.29     $ 9.96   $ 10.45    $ 10.22    $  9.97
                                                                       -----     ------   -------    -------    -------
                     Net Investment Income                               .52       0.55      0.54       0.57       0.33
                     Net realized and unrealized gains on
                     securities                                          .26       0.32     -0.55       0.19       0.21
                                                                       -----     ------   -------    -------    -------

                     Total income from investment operations             .78       0.87      0.01       0.76       0.54
                                                                       -----     ------   -------    -------    -------
                     Dividends from net Investment Income               -.46      -0.54     -0.48      -0.51      -0.28
                     Distributions From Capital Gains                   -.02       0.00      0.00      -0.02      -0.01
                                                                       -----     ------   -------    -------    -------
                     Total Distributions                                -.48      -0.54     -0.48      -0.53      -0.29
                                                                       -----     ------   -------    -------    -------
                     Net Asset Value, end of year                      10.59     $10.29   $  9.96    $ 10.45       $
                                                                                                                  10.22
                     Total Return (%)                                   7.6%       9.1%     -0.1%       7.4%      6.4%*
                                                                       =====     ======   =======    ======     =======
                          Ratios/Supplemental Data
                     Net Assets at End of Year (in $1000's)            $2868      $1564   $  1575   $   1154   $    622
                     Ratio of Expenses to Average Net Assets (%)**      .72%      0.72%     0.72%      0.72%      0.72%

                    Ratio of Net Investment Income to Average Net
                     Assets (%)                                         4.9%      5.49%     5.28%      5.48%      3.26%
                     Portfolio Turnover Rate                          33.77%     14.77%    11.85%     22.54%      6.78%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.01 per share were waived in 1998.

** Such ratios are after effect of advisory fees waived of .13% in 1998 and .13% in 1997.

RISK/RETURN SUMMARY

Long Term Bond Fund (LTBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety of principal.

PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 65% of its assets must be invested in debt instruments with a dollar-weighted average maturity of over ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS:

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Longer-term bonds generally have higher volatility than shorter-term bonds. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                                    2001         7.5%
                                    2000         9.4%
                                    1999        -4.8%
                                    1998         8.6%


The Fund's highest and lowest quarterly returns during this time period were:

                         Highest:    4.86% (quarter ending 09/30/98)
                         Lowest:     -2.50% (quarter ending 12/31/99)

Average Annual Total Returns

For the periods ended December 31, 2001

             STAAR LONG TERM BOND FUND (LTBF)                                        1 YEAR    3 YEAR       LIFE*
             TOTAL RETURN BEFORE TAXES                                                 7.6%      3.9%       6.9%
             Return After Taxes on Distributions*                                      5.3%      1.8%       4.7%
             Return After taxes on Distributions and Sale of Fund Shares               4.3%      1.3%       3.6%
             Lehman Bros. Long Term Gov/Corp Index1 (Reflects no                       7.3%      4.8%       8.8%
             deductions for taxes, fees or expenses)
             Morningstar Long Term Bd. Fds. Category Avg.2  (Reflects no               7.5%      4.5%       6.3%
             deductions for taxes, fees or expenses)



*Since the Fund's public inception on 5/28/97.

(1) The Lehman Bros. Long Term Government/Corporate Bond Index is a broad bond-based market index, which includes both the LB Government and the LB Corporate Bond Indexes. Both include bonds having maturities of 10 years or longer. Published returns are total returns including reinvested dividends. The indexes are unmanaged and do not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Long-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.


LINE GRAPH
         The following line graph shows the growth of $10,000 invested at public inception through 12/31/01.

LTBF Ending Value: $13,596          MS Interm-Term Bd Fds Avg.: $13,170

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/01.

         Beginning in 2002 the Advisor is no longer obligated to pay certain expenses, including custodian bank charges, legal counsel, pricing, accounting and audit expenses, which will be paid by the trust and are estimated to be .41% of net assets in 2002. The table below describes the fees and expenses that would have been paid if you bought and held shares of the Fund in 2001. As Trust assets increase these ratios are expected to go down.
         The actual costs in 2001 were significantly less than those shown. 12b-1 fees were actually very low for the year and the Advisor agreed to waive fees as shown in the footnotes. (See Footnote 4). The table below does not reflect fees waived or 12b-1 fees not paid. The footnotes provide this information.


Annual Operating Expenses (deducted from fund assets)


           Management & Other Services Fees (1,2)                        0.72%
           12b-1 Fees (Maximum for distribution and service) (2)         0.25%
           Other Expenses (maximum) (3,4)                                0.72%
           Total Annual Operating Expenses (Maximum) (4)                 1.69%

         (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement. The Advisory agreement for the year 2001, as amended, obligated the Advisor to pay certain expenses that could have been charged to the Funds. See note 3.
         (2) These are Maximum Fees. The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. 12b-1 expenses actually paid in 2000 was ..068% for LTBF. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
         (3) Other Expenses included trustee compensation, federal and state filing fees and other expenses as approved by the Trustees. STAAR Financial Advisors was obligated by agreement to pay certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .63% for each of the Funds in 2001 and are included here. Additional expenses to each fund would have been ..54% in 2001 are projected to be .50% for 2002.
         (4) STAAR Financial Advisors waived fees during 2001 of .54% for each of the Funds. Therefore, actual expense ratios for LTBF net of fees waived and 12b-1 fees not paid was .81%.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. In addition, the example assumes the maximum possible 12b-1 fees for the year and any management fees waived. Therefore the table does not reflect actual costs, which were less.

                       YEAR 1      YEAR 3   YEAR 5  YEAR 10
                        177          559     981     2,232


INVESTMENT STRATEGIES AND RELATED RISKS

    The Long Term Bond Fund's main objective is to produce income with a concern for safety for principal.

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

    The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

    At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

    Bonds will normally have a maturity of over ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than ten (10) and no more than twenty (20) years.

    The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.

    In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.


    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                           SELECTED PER-SHARE DATA
                            YEAR END DECEMBER 31

                                                                          2001      2000       1999      1998       1997*
                                                                       --------- ---------  --------- ---------  --------
       Net Asset Value beg. of period                                     10.43     $10.09    $11.16     $10.81     $10.07
                                                                          -----     ------    ------     ------     ------
       Net investment income                                               0.61       0.62      0.60       0.63       0.37
       Net realized and unrealized gains on securities                    -0.17       0.31     -1.10       0.30       0.78
                                                                          -----     ------    ------     ------     ------
       Total income from investment operations                             0.78       0.93     -0.50       0.93       1.15
                                                                          -----     ------    ------     ------     ------
       Dividends from net investment income                               -0.58      -0.59     -0.56      -0.58      -0.41
       Distributions From capital gains                                   -0.01       0.00     -0.05       0.00       0.00
                                                                          -----     ------    ------     ------     ------
       Total Distributions                                                -0.59      -0.59     -0.61      -0.58      -0.41
                                                                          -----     ------    ------     ------     ------
       Net Asset Value, end of period                                     10.62     $10.43    $10.09     $11.16     $10.81
       Total Return (%)                                                     7.5%       9.4%     -4.5%       8.6%      11.4%*
                                                                          =====     ======    ======     ======     ======
       Ratios/Supplemental Data
       Net Assets at end of period (in $1000's)                          $ 1227     $  889    $  807     $  598     $  339
       Ratio of Expenses to Average Net Assets (%) **                      0.81%      0.81%     0.81%      0.69%      0.70%
       Ratio of Net Investment Income to Average Net Assets (%)            5.73%      6.10%     5.28%      5.70%      3.54%
       Portfolio Turnover Rate                                            25.23%      7.74%     4.10%      6.40%      0.00%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.01 per share were waived in 1998.

** Such ratios are after effect of advisory fees waived of .12% in 1998 and .12% in 1997.

RISK/RETURN SUMMARY

Larger Company Stock Fund (LCSF)

A fund of funds in which the underlying investments are primarily common stocks of large companies and larger mid-cap companies.

GOAL:  Growth with Some Income

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds that invest in stocks of large and larger mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 65% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over $3 billion.

    In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    Most mutual funds and stocks owned are expected to produce some dividend income.

TEMPORARY INVESTMENTS

    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.



                       2001           -9.9%
                       ----           -----
                       2000           -2.7%
                       ----           -----
                       1999           16.1%
                       ----           -----
                       1998           13.1%
                       ----           -----


The Fund's highest and lowest quarterly returns during this time period were:


                   Highest:        17.8% (quarter ending 12/31/98)
                   Lowest:        -14.09% (quarter ending 9/30/01)

Average Annual Total Returns
For the periods ended December 31, 2001

         STAAR LARGER COMPANY STOCK FUND (LCSF)        1 YEAR  3 YEARS    LIFE*
         TOTAL RETURN BEFORE TAXES                      -9.9%     0.6%      5.9%
         Return After Taxes on Distributions*           -9.9%    -0.3%      4.6%
         Return After taxes on Distributions and        -7.4%    -1.0%      3.6%
         Sale of Fund Shares
         S&P 500 Index (1) (Reflects no deductions     -11.9%    -1.0%      8.2%
         for taxes, fees or expenses)
         Dow Jones Industrials Average (2)(Reflects     -5.4%     4.6%      8.6%
         no deductions for taxes, fees or expenses)
         Morningstar Large Blend Fds Category Avg (3)
         (Reflects no deductions for taxes, fees or
         expenses)                                     -13.7%    -0.9%      6.9%

*Since the Fund's public inception on 5/28/97.

(1) The S&P 500 is a broad market index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Dow Jones Industrial Average is an average of the prices of 30 stocks representing different sectors, which is computed by summing the prices and then dividing the total by an adjusted value to account for the effects of stock splits. The index is unmanaged and has no expenses.

(3) The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.


LINE GRAPH
         The following line graph shows the growth of $10,000 invested at public inception through 12/31/01.

LCSF Ending Value: $13,041          S&P 500 Stock Index: $14,398

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/01.

         Beginning in 2002 the Advisor is no longer obligated to pay certain expenses, including custodian bank charges, legal counsel, pricing, accounting and audit expenses, which will be paid by the trust and are estimated to be .41% of net assets in 2002. The table below describes the fees and expenses that would have been paid if you bought and held shares of the Fund in 2001. As Trust assets increase these ratios are expected to go down.

         The actual costs in 2001 were significantly less than those shown. 12b-1 fees were actually very low for the year and the Advisor agreed to waive fees as shown in the footnotes. (See Footnote 4). The table below does not reflect fees waived or 12b-1 fees not paid. The footnotes provide this information.


Annual Operating Expenses (deducted from fund assets)


           Management & Other Services Fees (1,2)                        0.90%
           12b-1 Fees (Maximum for distribution and service) (2)         0.25%
           Other Expenses (maximum) (3,4)                                0.72%
           Total Annual Operating Expenses (Maximum) (4)                 1.87%

(1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement. The Advisory agreement for the year 2001, as amended, obligated the Advisor to pay certain expenses that could have been charged to the Funds. See note 3.

(2) These are Maximum Fees. The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. 12b-1 expenses actually paid in 2000 was .084% for LCSF. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(3) Other Expenses included trustee compensation, federal and state filing fees and other expenses as approved by the Trustees. STAAR Financial Advisors was obligated by agreement to pay certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .63% for each of the Funds in 2001 and are included here. Additional expenses to each fund would have been .54% in 2001 are projected to be .50% for 2002.

(4) STAAR Financial Advisors waived fees during 2001 of .54% for each of the Funds. Therefore, actual expense ratio for LCSF net of fees waived and 12b-1 fees not paid was .99%.

(5) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2001 was ..82%.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. In addition, the example assumes the maximum possible 12b-1 fees for the year and any management fees waived. Therefore the table does not reflect actual costs, which were less.


                            YEAR 1     YEAR 3    YEAR 5  YEAR 10
                             196        619      1,085    2,470


INVESTMENT STRATEGIES AND RELATED RISKS

    The Larger Company Stock Fund's objective is to produce long term growth of capital with some income by investing primarily in common stocks of U.S. based large and mid-sized companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as those having a market capitalization (size) of $3 billion or more.

    The majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad stock market as opposed to any one index. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.


    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an 'up" market.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS
    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


               SELECTED PER-SHARE DATA
                YEAR END DECEMBER 31

                                                                        2001      2000       1999      1998       1997*
                                                                      --------  ---------  --------- --------   --------
           Net asset value beg. of period                               12.85    $ 13.98    $ 12.99   $ 12.16    $ 11.66
                                                                       ------    -------    -------   -------    -------
           Net investment income                                        -0.01      -0.02      -0.02      0.03       0.15
           Net realized and unrealized gains on securities              -1.26      -0.32       2.12      1.56       1.39
                                                                       ------    -------   --------   -------    -------
           Total income from investment operations                      -1.27      -0.34       2.10      1.59       1.54
                                                                       ------    -------   --------   -------    -------
           Dividends from net investment income                          0.00       0.00       0.00     -0.04      -0.13
           Distributions From capital gains                              0.00      -0.79       1.11     -0.72      -0.91
                                                                       ------    -------   --------   -------    -------
           Total Distributions                                           0.00      -0.79       1.11     -0.76      -1.04
                                                                       ------    -------   --------   -------    -------
           Net asset value, end of period                              $11.58    $ 12.85   $  13.98   $ 12.99    $ 12.16
           Total Return (%)                                              -9.9%     -2.7%       16.1%     13.1%      13.2%*
                                                                       ======    =======   ========   =======    =======
                Ratios/Supplemental Data
           Net assets at end of period (in $1000's)                    $ 2843    $  2679   $   2430   $  1852    $  1276
           Ratio of expenses to average net assets (%) **                0.99%      0.99%      0.99%     1.00%      0.25%
           Ratio of net investment income to average net
           assets (%)                                                   -0.11%     -0.14%     -0.13%     0.23%      1.81%

           Portfolio turnover rate                                      16.09%     19.69%      6.52%    30.21%      7.84%


* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.05 per share were waived in 1997.

** Such ratios are after effect of advisory fees waived of 0% in 1998 and .25% in 1997.

RISK/RETURN SUMMARY

Smaller Company Stock Fund (SCSF)

    A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies.

GOAL:  Long Term Growth

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds in that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 65% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion.

         In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the SCSF may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

         A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

TEMPORARY INVESTMENTS

         The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

         It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                      2001                   0.9%
                      2000                   1.1%
                      1999                  30.4%
                      1998                   2.9%


The Fund's highest and lowest quarterly returns during this time period were:

                             Highest:    26.53% (quarter ending 12/31/99)
                             Lowest:     -19.34% (quarter ending 9/30/98)


Average Annual Total Returns
For the periods ended December 31, 2001

     STAAR SMALLER COMPANY STOCK FUND (SCSF)                   1 YEAR      3 YEARS     LIFE*
     TOTAL RETURN BEFORE TAXES                                  0.9%        10.0%      10.1%
     Return After Taxes on Distributions*                       0.6%         8.4%       8.9%
     Return After taxes on Distributions and Sale of           -1.4%         5.4%       6.0%
     Fund Shares
     Russell 2000 Index(1)  (Reflects no deductions for         2.5%         6.4%       7.1%
     taxes, fees or expenses)
     Morningstar Small Co. Fds. Objective Avg.(2)              -1.0%         9.5%      10.5%
     (Reflects no deductions for taxes, fees or
     expenses)

*Since the Fund's public inception on 5/28/97.

(1) The Russell 200 Index is a broad index which consists of the 2000 smallest companies in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Small Company Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective.


LINE GRAPH
         The following line graph shows the growth of $10,000 invested at public inception through 12/31/01.

SCSF Ending Value: $15,619          Russell 2000 Index: $13,600


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/01.
         Beginning in 2002 the Advisor is no longer obligated to pay certain expenses, including custodian bank charges, legal counsel, pricing, accounting and audit expenses, which will be paid by the trust and are estimated to be .41% of net assets in 2002. The table below describes the fees and expenses that would have been paid if you bought and held shares of the Fund in 2001. As Trust assets increase these ratios are expected to go down.
         The actual costs in 2001 were significantly less than those shown. 12b-1 fees were actually very low for the year and the Advisor agreed to waive fees as shown in the footnotes. (See Footnote 4). The table below does not reflect fees waived or 12b-1 fees not paid. The footnotes provide this information.

Annual Operating Expenses (deducted from fund assets)

             Management & Other Services Fees (1,2)                        0.90%
             12b-1 Fees (Maximum for distribution and service) (2)         0.25%
             Other Expenses (maximum) (3,4)                                0.72%
             Total Annual Operating Expenses (Maximum) (4,5)               1.87%

         (1) Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement. The Advisory agreement for the year 2001, as amended, obligated the Advisor to pay certain expenses that could have been charged to the Funds. See note 3.
         (2) These are Maximum Fees. The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. 12b-1 expenses actually paid in 2000 was ..084% for SCSF. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
         (3) Other Expenses included trustee compensation, federal and state filing fees and other expenses as approved by the Trustees. STAAR Financial Advisors was obligated by agreement to pay certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .63% for each of the Funds in 2001 and are included here. Additional expenses to each fund would have been ..54% in 2001 are projected to be .50% for 2002.
         (4) STAAR Financial Advisors waived fees during 2001 of .54% for each of the Funds. Therefore, actual expense ratio for SCSF net of fees waived and 12b-1 fees not paid was .99%.
         (5) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2001 was 1.04%.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. In addition, the example assumes the maximum possible 12b-1 fees for the year and any management fees waived. Therefore the table does not reflect actual costs, which were less.

                                 YEAR 1      YEAR 3   YEAR 5    YEAR 10
                                  196         619      1,085     2,470


INVESTMENT STRATEGIES AND RELATED RISKS

    The Smaller Company Stock Fund's objective is to produce long term growth of capital by investing primarily in common stocks of U.S. based small and mid-sized companies, including other mutual funds that invest primarily in such stocks. Smaller companies are defined as those having a market capitalization
(size) of less than $3 billion. "MicroCap" stocks with market capitalization of under $100 million may also be owned.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a broadly diversified mix of investment styles and portfolios. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Under normal conditions the Fund will invest at least 65% of its assets in these types of investments.

    In terms of investment styles, the fund will generally employ a mix of growth and value management, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.


    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.


    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


      SELECTED PER-SHARE DATA
       YEAR END DECEMBER 31
                                                                2001          2000           1999           1998           1997*
                                                              --------      --------       --------       --------       --------
Net asset value beg. of period                                   12.54      $  13.86       $  11.45       $  11.45       $  10.32
                                                              --------      --------       --------       --------       --------
Net investment income                                            -0.10         -0.09          -0.09          -0.05          -0.02
Net realized and unrealized gains on securities                   0.21          0.28           3.61           0.38           1.47
                                                              --------      --------       --------       --------       --------
Total income from investment operations                           0.11          0.19           3.52           0.33           1.45
                                                              --------      --------       --------       --------       --------
Dividends from net investment income                              0.00          0.00           0.00           0.00           0.00
Distributions from capital gains                                 -0.18         -1.51          -1.11          -0.33          -0.32
                                                              --------      --------       --------       --------       --------
Total Distributions                                              -0.18         -1.51          -1.11          -0.33          -0.32
                                                              --------      --------       --------       --------       --------
Net asset value, end of period                                   12.47      $  12.54       $  13.86       $  11.45       $  11.45
Total return (%)                                                   0.9%          1.1%          30.8%           2.9%          13.9%*
                                                              ========      ========       ========       ========       ========
     Ratios/Supplemental Data
Net assets at end of period (in $1000's)                          3048      $   2669        $  2279        $  1612        $  1177
Ratio of expenses to average net assets (%)                       0.99%         0.99%          0.99%          0.99%          1.01%
Ratio of net investment income to average net assets (%)         -0.81%        -0.59%         -0.73%         -0.47%         -0.22%

Portfolio turnover rate                                           4.31%         4.05%         33.53%          6.45%          4.04%


* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997.

RISK/RETURN SUMMARY

International Fund (INTF)

    A fund of funds investing primarily in stocks of companies in countries outside the United States, including emerging markets.

GOAL:  Long term growth primarily through investments in international stocks.

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds in that invest in stocks of foreign countries, including emerging markets.

    A strategic goal is to maintain a broad mix of countries and industries. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower exposure to geographical regions and/or industry sectors. Under normal conditions, at least 65% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks.

    In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    At least 65% of the Fund's assets will be in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.

    Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

TEMPORARY INVESTMENTS

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in international stocks as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general international stock market declines or if the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy specific securities, sectors or regions. Individual stocks or sectors can go down in value even when the general market is up. International markets present additional risks, including political and currency exchange risks. These risks can be greater in emerging markets. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                        2001                  -17.2%
                        2000                  -16.8%
                        1999                   38.7%
                        1998                    3.3%


The Fund's highest and lowest quarterly returns during this time period were:

                             Highest:    21.33% (quarter ending 12/31/99)
                             Lowest:     -16.70% (quarter ending 9/30/98)


Average Annual Total Returns For the periods ended December 31, 2001

               STAAR International Fund (INTF)                              1 YEAR   3 YEARS    LIFE*
               Total Return Before taxes                                    -17.2%    -1.5%     -1.5%
               Return After Taxes on Distributions*                         -17.3%    -2.5%     -2.5%
               Return After taxes on Distributions and Sale of Fund         -10.7%    -0.7%     -0.4%
               Shares (Reflects tax savings on realized losses)
               MSCI EAFE Index1 (Reflects no deductions for taxes,          -21.4%    -5.1%     -0.5%
               fees or expenses)
               Morningstar Foreign Stock Fds. Category Avg.2                -21.9%    -1.7%      0.9%
               (Reflects no deductions for taxes, fees or expenses)
               Morningstar Diversified Emerging Mkts. Fds.                  -3.7%     -4.8%     -3.2%
               Category Avg.3  (Reflects no deductions for taxes,
               fees or expenses)

1 The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

2 The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

3 The Morningstar Diversified Emerging Markets Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

*Since the Fund's public inception on 5/28/97.


LINE GRAPH
         The following line graph shows the growth of $10,000 invested at public inception through 12/31/01.

INTF Ending Value: $9,349           EAFE International Index: $9,903


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/01.

         Beginning in 2002 the Advisor is no longer obligated to pay certain expenses, including custodian bank charges, legal counsel, pricing, accounting and audit expenses, which will be paid by the trust and are estimated to be .41% of net assets in 2002. The table below describes the fees and expenses that would have been paid if you bought and held shares of the Fund in 2001. As Trust assets increase these ratios are expected to go down.

         The actual costs in 2001 were significantly less than those shown. 12b-1 fees were actually very low for the year and the Advisor agreed to waive fees as shown in the footnotes. (See Footnote 4). The table below does not reflect fees waived or 12b-1 fees not paid. The footnotes provide this information.


Annual Operating Expenses (deducted from fund assets)


          Management & Other Services Fees 1,2                            0.90%
          12b-1 Fees (Maximum for distribution and service) 2             0.25%
          Other Expenses (maximum) 3,4                                    0.72%
          Total Annual Operating Expenses (Maximum) 4, 5, 6               1.87%

         1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement. The Advisory agreement for the year 2001, as amended, obligated the Advisor to pay certain expenses that could have been charged to the Funds. See note 3.
         2 These are Maximum Fees. The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. 12b-1 expenses actually paid in 2001 was 0.0799% for INTF. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
         3 Other Expenses included trustee compensation, federal and state filing fees and other expenses as approved by the Trustees. STAAR Financial Advisors was obligated by agreement to pay certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .63% for each of the Funds in 2001 and are included here. Additional expenses to each fund would have been ..54% in 2001 are projected to be .50% for 2002.
         4 STAAR Financial Advisors waived fees during 2001 of .54% for each of the Funds. Therefore, actual expense ratio for IBF net of fees waived and 12b-1 fees not paid was .99%.
         5 This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2001 was 1.1%.
         6 Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. In addition, the example assumes the maximum possible 12b-1 fees for the year and any management fees waived. Therefore the table does not reflect actual costs, which were less.

                     YEAR 1      YEAR 3    YEAR 5    YEAR 10
                     $ 196       $ 619    $ 1,085    $ 2,470


INVESTMENT STRATEGIES AND RELATED RISKS

    The International Fund's objective is to produce long term growth of capital by investing primarily in equity securities in markets outside the United States, including emerging markets.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad international market, including small and developing countries. From time to time open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Large, mid-sized and small companies may be owned.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style, region or industry sector as well as the risks inherent in having too few holdings.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives or utilize certain risk management techniques, such as currency hedging. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.


    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.


    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


         SELECTED PER-SHARE DATA
           YEAR END DECEMBER 31

                                                                2001          2000           1999           1998           1997*
                                                              --------      --------       --------       --------       --------
Net asset value beg. of period                                $  10.48      $  14.08       $  10.60       $  10.50       $  11.73
                                                              --------      --------       --------       --------       --------
Net investment income                                             0.03          0.02           0.05           0.07           0.12
Net realized and unrealized gains on securities                 -1.184         -2.36           4.06           0.31          -0.78
                                                              --------      --------       --------       --------       --------
Total income from investment operations                          -1.81         -2.34           4.11           0.38          -0.66
                                                              --------      --------       --------       --------       --------
Dividends from net investment income                             -0.03         -0.02          -0.05          -0.08          -0.10
Distributions from capital gains                                 -0.00         -1.24          -0.58          -0.20          -0.47
                                                              --------      --------       --------       --------       --------
Total distributions                                              -0.03         -1.26           0.63          -0.28          -0.57
                                                              --------      --------       --------       --------       --------
Net Asset Value, end of Period                                $   8.64      $  10.48       $  14.08       $  10.60       $  10.50
Total return (%)                                                 -17.2%        -16.8%          38.7%           3.3%          -5.6%*
                                                              ========      ========       ========       ========       ========
     Ratios/Supplemental Data
Net assets at end of period (in $1000's)                      $   1924      $   2108        $  2179        $  1608        $  1126
Ratio of expenses to average net assets (%)**                     0.99%         0.99%          0.99%          0.99%          0.70%
Ratio of net investment income to average net assets (%)          0.31%         0.15%          0.39%          0.65%          1.04%
Portfolio turnover rate                                          15.74%        10.81%         13.12%          2.30%          0.00%



* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997. Advisory Fees of $.03 per share were waived in 1997.

** Does not include foreign tax paid of .18% in 1998 and .18% in 1997. Such ratios are after effect of advisory fees waived of 0% in 1998 and .35% in 1997.

RISK/RETURN SUMMARY

AltCat (Alternative Categories) Fund (ACF)

    A flexibly-managed, multi-asset global fund of funds investing primarily in assets which offer opportunities for growth of capital.

GOAL:  Long term growth through broadly diversified global investments.

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 65% of the Fund's assets will be invested in other mutual funds or securities that may or may not fit the general asset allocation categories of the other Funds in the Trust (IBF, LTBF, LCSF, SCSF and INTF).

TEMPORARY INVESTMENTS

    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. Share values of the Fund can decrease in value if the U.S. stock markets or the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions, changes in currency values or simply because more investors have decided to sell than buy certain securities or categories of securities. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations. In addition, some countries are not as compliant as the U.S. regarding the Y2K computer problem, which could add some risk to this Fund.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                         2001                   -10.2%
                         2000                     5.5%
                         1999                    30.8%
                         1998                    -5.8%


The Fund's highest and lowest quarterly returns during this time period were:

                               Highest:    14.94% (quarter ending 12/31/99)
                               Lowest:     -12.06% (quarter ending 9/30/98)


Average Annual Total Returns For the periods ended December 31, 2001

              STAAR ALTCAT FUND (ACF)                             1 YEAR   3 YEARS    LIFE*
              TOTAL RETURN BEFORE TAXES                            -10.2%     7.4%      3.4%
              Return After Taxes on Distributions*                 -10.2%     6.7%      2.6%
              Return After taxes on Distributions and Sale of      -10.2%     5.0%      2.1%
              Fund Shares
              Morningstar Multi-Asset Global Objective Avg. 1       -5.8%     3.2%      6.3%
              (Reflects no deductions for taxes, fees or
              expenses)


*Since the Fund's public inception on 5/28/97.

1 The Morningstar Multi-Asset Global Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective. For purposes of this prospectus, this is the primary comparison index.


LINE GRAPH

         The following line graph shows the growth of $10,000 invested at public inception through 12/31/01.

ACF Ending Value: $11,629           MS Multi-Asset Global Fds Avg.: $12,231

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/01.

         Beginning in 2002 the Advisor is no longer obligated to pay certain expenses, including custodian bank charges, legal counsel, pricing, accounting and audit expenses, which will be paid by the trust and are estimated to be .41% of net assets in 2002. The table below describes the fees and expenses that would have been paid if you bought and held shares of the Fund in 2001. As Trust assets increase these ratios are expected to go down.

         The actual costs in 2001 were significantly less than those shown. 12b-1 fees were actually very low for the year and the Advisor agreed to waive fees as shown in the footnotes. (See Footnote 4). The table below does not reflect fees waived or 12b-1 fees not paid. The footnotes provide this information.

Annual Operating Expenses (deducted from fund assets)

          Management & Other Services Fees 1,2                            0.90%
          12b-1 Fees (Maximum for distribution and service) 2             0.25%
          Other Expenses (maximum) 3,4                                    0.72%
          Total Annual Operating Expenses (Maximum) 4, 5, 6               1.87%

         1 Management fees include services in addition to investment advisory services, including shareholder, transfer agency, accounting, custodial, legal and other services. These services are included in the Advisory Agreement. The Advisory agreement for the year 2001, as amended, obligated the Advisor to pay certain expenses that could have been charged to the Funds. See note 3.
         2 These are Maximum Fees. The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. 12b-1 expenses actually paid in 2000 was ..0852% for ACF. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.
         3 Other Expenses included trustee compensation, federal and state filing fees and other expenses as approved by the Trustees. STAAR Financial Advisors was obligated by agreement to pay certain expenses through the end of 2001, including custodian bank charges, legal counsel, pricing, accounting and audit expenses. These expenses would have added .63% for each of the Funds in 2001 and are included here. Additional expenses to each fund would have been ..54% in 2001 are projected to be .50% for 2002.
    4 STAAR Financial Advisors waived fees during 2001 of .54% for each of the Funds. Therefore, actual expense ratio for IBF net of fees waived and 12b-1 fees not paid was .99%.
    5 This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2001 was 1.02%.
    6 Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested and that the fund's operating expenses stay the same. In addition, the example assumes the maximum possible 12b-1 fees for the year and any management fees waived. Therefore the table does not reflect actual costs, which were less.

                           Year 1       Year 3    Year 5     Year 10
                            $ 196        $ 619    $ 1,085    $ 2,470


INVESTMENT STRATEGIES AND RELATED RISKS

    The AltCat Fund's objective is to produce long term growth of capital through broadly diversified global investment in securities that have the potential to participate in long-term or short-term trends. The projected increase in demand for energy by developing nations is an example of a long-term trend.

    The Fund may invest in any kind of domestic or foreign security allowable under securities laws.

    Mutual funds are owned by the ACF. They are chosen to provide a variety of investment styles and portfolios. Open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned. The Fund may also purchase bonds, real estate investment trusts (REITs), mortgage securities preferred stocks, convertible securities and precious metals. Investments are chosen to provide a mix of investment styles and portfolios that represent a broad global investment market as opposed to any one market or index.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. Direct investments in derivatives are allowed, but normally would represent little or none of the direct assets held by the Fund, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging.

    In deciding to buy, hold or sell a particular security or mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. A fund and its manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund fails to perform up to expectations, it may be sold. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.


    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.


    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency. To the extent that an investment is concentrated in a particular country or region, risk can be amplified.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Debt Instruments -- To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


        SELECTED PER-SHARE DATA
         YEAR END DECEMBER 31
                                                                2001         2000          1999          1998           1997*
                                                              --------     --------      --------      --------       --------
Net asset value beg. of period                                   12.29     $  12.35      $   9.67      $  10.53       $  10.68*
                                                              --------     --------      --------      --------       --------
Net investment income                                            -0.01         0.01          0.06          0.13           0.11
Net realized and unrealized gains on securities                  -1.22         0.69          2.93         -0.73          -0.16
                                                              --------     --------      --------      --------       --------
Total income from investment operations                          -1.23         0.70          2.99         -0.60          -0.05
                                                              --------     --------      --------      --------       --------
Dividends from net investment income                              0.00        -0.01         -0.06         -0.13          -0.09
Distributions from capital gains                                 -0.17        -0.75         -0.25         -0.13          -0.01
                                                              --------     --------      --------      --------       --------
Total distributions                                              -0.17        -0.76         -0.31         -0.26          -0.10
                                                              --------     --------      --------      --------       --------
Net Asset Value, end of Period                                   10.89     $  12.29      $  12.35      $   9.67       $  10.53
Total return (%)                                                -10.0%          5.5%         30.8%         -5.8%         -0.4%*
                                                              ========     ========      ========      ========       ========
     Ratios/Supplemental Data
Net assets at end of period (in $1000's)                       $  1093     $    958           570      $   374        $    307
Ratio of expenses to average net assets (%) **                   0.99%         0.99%         0.99%        0.99%           0.77%
Ratio of net investment income to average net assets (%)        -0.08%         0.04%         0.52%        1.24%           1.00%
Portfolio turnover rate                                          0.00%         5.11%         4.15%        0.02%           2.74%


* Data shown for 1997 is not representative of a full year's operation because the public inception date of the six series funds was May 28, 1997.

** Does not include foreign tax paid of .05% in 1998. Such ratios are after effect of advisory fees waived of 0% in 1998 and .11% in 1997.

INFORMATION COMMON TO ALL OF THE FUNDS

MANAGEMENT

    STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He has also been a registered securities representative since 1983. His broker-dealer affiliation over the past five years has been with Hornor Townsend & Kent (through 7/1/98) and Olde Economie Financial Consultants (since 7/1/98). Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services.

    As provided in the Advisory Agreement, SFA also provides other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, accounting and legal services.

    The Funds paid the following fees to the Advisor in 2001 as a percentage of average net assets:


                           IBF       LTBF       LCSF        SCSF     INTF       ACF
       2001 Fees          .63%       .72%       .90%        .90%     .90%       .90%


         Management's discussion of Fund Performance may be found in the Annual and SemiAnnual Reports to Shareholders. These may be obtained from Shareholder Services.

Fund History

    The six Trust Funds were instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May, 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.

Fund of Funds

    The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 4 under Fees and Expenses in the RISK/RETURN SUMMARY of the LCSF, SCSF, INTF and ACT.) Normally, this does not apply to the bond funds (IBF and LTBF); while they are not prohibited from doing so, they generally do not hold other mutual funds.

SHAREHOLDER INFORMATION

HOW FUND SHARES ARE PRICED

    The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

    The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

    The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

BUYING SHARES

By Mail

    You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.


    Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.


Through Your Registered Investment Representative

    Your representative can help you with forms and the processing of your check.

By Wire

    Call Shareholder Services for availability and instructions.

By Payroll Deduction

    You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT


Regular Accounts: $5,000 to the entire Trust, which may be split among the Funds subject to a $1,000 minimum per Fund. The $5,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.


IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $250 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

    You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.


    Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.


By Automatic Investment Plan

    You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

    Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

    You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES


    You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:


    - You are selling more than $40,000 worth of shares.

    - You want to have proceeds paid to someone who is not a registered owner.

    - You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

    - You have changed the address on your account by phone within the last 15 days.

    You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.


    Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day.


    Your redemption check will generally mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

    If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

    INVESTOR SERVICES

DISTRIBUTION OPTIONS

    You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

    -- Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

    -- Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

    --  Dividends and capital gain distributions in cash.

Automatic Exchanges

    You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

    You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES

    For federal income tax purposes, distributions of investment income (including dividends and short-term gains) are taxable as ordinary income. Long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.

    An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

    You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

                                    POLICIES:

Fees for Special Services

    The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

DISTRIBUTION ARRANGEMENTS

    The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

    Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

    The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

    At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

    Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

    The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

BROKERAGE ALLOCATION


    The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2001 100% of such commissions were received by Olde Economie Financial Consultants, Ltd. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. Such an arrangement existed during the past fiscal year with Andre Weisbrod.

PAGE 22 (Outside Back Cover)

Where to Learn More

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  STAAR Financial Advisors, Inc.  800/332-7738 PIN 3371

E-mail Address: staar@iname.com

Web Site:  www.staarinvest.com

Statement of Additional Information (SAI)

    You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

    Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

    The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services. Call 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.


    The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.


Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Item 10 - COVER PAGE AND TABLE OF CONTENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           THE STAAR INVESTMENT TRUST

    Intermediate Bond Fund (IBF)
    Long-Term Bond Fund (LTBF)
    Larger Company Stock Fund (LCSF)
    Smaller Company Stock Fund (SCSF International Fund (INTF)
    AltCat Fund (ACF)

                             604 McKnight Park Drive
                              Pittsburgh, PA 15237
                                 (412) 367-9076


    This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated May 1, 2002, as supplemented from time to time.


    This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33ASSET, P.I.N. 3370.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.


                                Date: May 1, 2002

THE STAAR INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                                  Page
                                  PART B:

                      General Information And History              1


                      Description of the Funds and
                      Their Investments and Risks                  1


                      Management of the Funds                      3


                      Control Persons and Principal Holders
                         of Securities                             4


                      Investment Advisory and Other Services       4

                      Brokerage Allocation and Other Practices     4

                      Purchase, Redemption and Pricing of
                         Securities Being Offered                  5

                      Tax Status                                   5

                      Calculation of Performance Data              6

                      Other Information                            7

                      Financial Statements                         8


                                  PART C

                      Other Information                           22

Item 12 - HISTORY

    The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 12 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

    As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

    The Funds are:
                                 Intermediate Bond Fund (IBF)
                                 Long-Term Bond Fund (LTBF)
                                 Larger Company Stock Fund (LCSF)
                                 Smaller Company Stock Fund (SCSF
                                 International Fund (INTF)
                                 AltCat Fund (ACF)

        Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

        (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

        (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

        (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees will attempt to avoid purchasing shares of any other mutual funds which utilize margin purchases other than in amounts less than five (5%) percent of its portfolio. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

        (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

       (5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

        (6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

PAGE 2
        The purchase of real estate mortgage loans is permitted in the Bond Funds (IBF and LTBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

        (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

        (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

        (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

        The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any managers activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

       (10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

        (11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

        The Trust has certain non-fundamental policies which may be changed by the Trustees. Among these are the following:

        1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

        2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

        3) The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

Item 13 - MANAGEMENT OF THE FUNDS

    Trustees

    The board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.


                         NAME                 POSITION HELD        PRINCIPAL OCCUPATION(S)
                       & ADDRESS             WITH REGISTRANT       DURING PAST 5 YEARS
                    J. Andre Weisbrod*      Trustee, Chairman     President, STAAR
                    2508 Riva Ridge Ct.                           Financial Advisors, Inc.
                    Wexford, PA 15090                             (Investment Advisor to
                    Age 52                                        the Trust)

                    Jeffrey A. Dewhirst     Trustee,              Investment Banker
                                            Secretary
                    509 Glen Mitchel Rd.                          Principal, Dewhirst
                    Sewickley, PA 15143                           Capital Corporation
                    Age 52

                    Thomas J. Smith         Trustee               President & CEO,
                    736 Beaver St.                                Capmasters, Inc.
                    Sewickley, PA 15143                           (A marketing firm)
                    Age 63                                        Pittsburgh, PA

                    John H. Weisbrod*(1)    Trustee               Retired President of
                    193 Norman Dr.                                Sea Breeze Laboratories
                    Cranberry, PA 16066
                    Age 85

                    Richard Levkoy          Trustee               Accountant
                    1122 Church St.
                    Ambridge, PA 15003
                    Age 49

* These people are interested persons.         (1) John H. Weisbrod is the father of J. Andre Weisbrod


Compensation


    Each Trustee was compensated at the rate of $225 per quarter in 2001.


Indemnification

        The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

    As a group, the board and officers of the Trust owned Fund Shares as follows:


                      Fund                % Owned
                      IBF                  0.89%
                      LTBF                 1.83%
                      LCSF                 1.63%
                      SCSF                 1.36%
                      INTF                 1.52%
                      ACF                  2.24%

Item 14 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES There are no Control Persons or Principal Holders to report.

Item 15 - INVESTMENT ADVISORY AND OTHER SERVICES

        The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust. No other stockholder of the Advisor owns 5% or more of the Advisor.

        John H. Weisbrod, member of the Board of Trustees, is a minority stockholder of the Advisor and father of J. Andre Weisbrod.

        Fees to be paid to the Advisor by terms of the Advisory Agreement (including "management-related service contract" provisions) are as follows:
    The Trust will pay the Advisor a fee based on the average daily assets in each Fund monthly as follows:


               Monthly Rate*   Annualized* 2000 Amount Paid    2001 Amount Paid
       IBF         .0525%          .63%          9,177              12,379
       LTBF        .0600%          .72%          6,102               7,012
       LCSF        .0750%          .90%         23,931              24,501
       SCSF        .0750%          .90%         24,174              25,359
       INTF        .0750%          .90%         20,210              18,014
       ACF         .0750%          .90%          7,739               9,022


        *These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.

    Under the Advisory Agreement and fees listed above, SFA also provides, directly or indirectly, and pays for other services. These include transfer agency, shareholder services, custody services, fund accounting, compliance, printing, advertising and general overhead.

TRANSFER AND DIVIDEND-PAYING AGENT

    STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr.,
Pittsburgh, PA 15237.

CUSTODIAN

    Firstar Bank, 425 Walnut St., M/L 6118, P.O. Box 1118,
Cincinnati, OH 45201-1118

INDEPENDENT PUBLIC ACCOUNTANT

    Carson & Co., 201 Village Commons, Sewickley, PA 15143

Item 16 - BROKERAGE ALLOCATION AND OTHER PRACTICES

        Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

        It is anticipated that the Trust will use Mr. J. Andre Weisbrod, President of the Advisor, as a broker for a portion of the Trust's transactions. It is anticipated that, over time, the fees paid by the Trust to the Advisor may be less due to Mr. Weisbrod's ability to receive income from a portion of the Trust's transactions, including 12b-1 fees paid by some mutual funds owned by Trust Funds. Mr. Weisbrod is currently affiliated as a registered representative with Olde Economie Financial Consultants, Ltd. 511 State St., Baden, PA 15005. Prior to 7/1/98 he was affiliated with Hornor Townsend & Kent, 600 Dresher Rd., STE C2C, Horsham, PA 19044.

        The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid



                                                                                                          % of Comm
         Fund             Broker-Dealer                             1998       1999      2000     2001     Pd 2001
         ---------- --------------------------------------------- --------- --------- --------- --------- ---------
         IBF        Hornor Townsend & Kent                        $  315     $    0    $    0    $    0        0%
                    Olde Economie Financial Consultants, Ltd         450        760       300     2,362      100%
         ---------- --------------------------------------------- --------- --------- --------- --------- ---------
         LTBF       Hornor Townsend & Kent                           600          0         0         0        0%
                    Olde Economie Financial Consultants, Ltd         500        600       200       850      100%
         ---------- --------------------------------------------- --------- --------- --------- --------- ---------
         LCSF       Hornor Townsend & Kent                         2,550          0         0         0        0%
                    Olde Economie Financial Consultants, Ltd       3,631      6,901     9,615     4,189      100%
         ---------- --------------------------------------------- --------- --------- --------- --------- ---------
         SCSF       Hornor Townsend & Kent                         1,810          0         0         0        0%
                    Olde Economie Financial Consultants, Ltd       2,528      5,638     5,117     4,531      100%
         ---------- --------------------------------------------- --------- --------- --------- --------- ---------
         INTF       Hornor Townsend & Kent                         3,119          0         0         0        0%
                    Olde Economie Financial Consultants, Ltd       1,909      3,392     7,206     3,304      100%
         ---------- --------------------------------------------- --------- --------- --------- --------- ---------
         ACF        Hornor Townsend & Kent                           464          0         0         0        0%
                    Olde Economie Financial Consultants, Ltd         314      2,835       934     2,242      100%
         ---------- --------------------------------------------- --------- --------- --------- --------- ---------

NOTE: Commissions and payments to broker-dealers are estimated. Certain bonds were purchased where amounts are not available on confirmation statements or they are built into the initial offerings and commissions on these were estimated. 12b-1 "trailer" fees to broker-dealers are estimates only because they are reported by funds in groups not broken down by client. In nearly all cases, 12b-1 fees paid by underlying mutual funds owned by the Trust did not result in an increase in cost to the STAAR Funds' shareholders. Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.


    12b-1 Plan

    Effective September 3, 1998 the Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

    Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

Item 17 - CAPITAL STOCK AND OTHER SECURITIES

    There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 18 - PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

         Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 19 - TAX STATUS

         The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 20 - UNDERWRITERS

    There are no underwriters of the Funds.

Item 21 - CALCULATION OF PERFORMANCE DATA

         Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

                                    P(1 + T)n = ERV
            where:

                      P = a hypothetical initial payment of $10,000

                      T = average annual total return

                      n = number of years
                      ERV = ending redeemable value of a hypothetical
                 $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods
                 (or fractional portions thereof) Other time periods may be used from time to time.

                       Dividends and capital gains are assumed to be reinvested.

                  Total Return Performance Since May 28, 1998 Public Inception


                                               IBF         LTBF        LCSF        SCSF        INTF         ACF
       Payment                               $ 10,000    $ 10,000    $ 10,000    $ 10,000    $ 10,000    $ 10,000
       Av. Annualized Tot Ret                     6.4%        6.9%        5.9%       10.1%       -1.5%        3.3%
       Years: 5/28/97 to 12/31/01                4.59        4.59        4.59        4.59        4.59        4.59
       Ending Value                          $ 13,317    $ 13,577    $ 13,005    $ 15,547    $  9,314    $ 11,619


    Where Yield is calculated, the following formula is used:

                              YIELD = 2*[(((a-b)/cd) + 1)6 - 1]

            where:

            a = dividends and interest earned during the period.

            b = expenses accrued for the period (net of reimbursements).

            c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

            d = the maximum offering price per share on the last day of the period.


    Yield Calculation 30 Days Ended 12/31/2001

                                               IBF         LTBF          LCSF         SCSF         INTF          ACF

           Divs & Int Earned                  12,161        6,267        10,444        3,306       20,029        6,093

           Expenses  Accrued                   1,979          955         2,704        2,872        1,834        1,023

           Avg. Shrs. Outstanding            262,068      114,034       241,591      239,027      219,434       96,747

           Max Offer price end of Period     10.5905      10.6158       11.5829      12.4671       8.6413      10.8865

              30 Day Yield                      4.44%        5.32%         3.34%        0.18%       11.79%        5.85%


          NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30 day yields may overstate the annualized yields.

    OTHER INFORMATION

    The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

    Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

Item 22 - FINANCIAL STATEMENTS


    STAAR INVESTMENT TRUST
    FINANCIAL STATEMENTS
    DECEMBER 31, 2001


    CERTIFIED PUBLIC ACCOUNTANTS
    CARSON & COMPANY
    P.O. BOX 395
    201 VILLAGE COMMONS
    SEWICKLEY, PA 15143
    (412) 741-8588
    FAX (412) 741-0833

    Independent Auditor's Report


    To the Shareholders and Trustees
    Staar Investment Trust

    We have audited the statement of assets and liabilities, including the schedules of investments of Staar Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Staar Investment Trust as of December 31, 2001, the results of their operations and their cash flows for the year then ended, the changes in their net assets for the two years then ended, and the selected per share data and ratios for the periods indicated, in conformity with accounting principles generally accepted in the United States.


    Carson & Company
    Sewickley, PA
    January 16, 2002

                             STAAR INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------------------
                                                             IBF        LTBF         LCSF        SCSF        INTF          ACF
                         ASSETS
                         ------
Investments in Securities at Value Identified              2,830,883   1,212,392    2,847,025   3,049,620   1,927,357    1,093,386
Interest Receivable                                                0           0            0           0           0            0
                       Total Assets                           40,451      16,147          320         240         147          132
                                                           2,871,334   1,228,539    2,847,345   3,049,860   1,927,503    1,093,518
                      LIABILITIES
                      -----------
Accounts Payable for Securities
Accounts Payable- Other                                            0           0            0           0           0            0
                     Total Liabilities                             0           0            0           0           0            0
                                                               3,046       1,498        4,517       4,774       3,105        1,687
                       NET ASSETS                              3,046       1,498        4,517       4,774       3,105        1,687
                       ----------

       Shares Of Beneficial Interest Outstanding             270,836     115,586      245,467     244,481     222,742      100,521

               Net Asset Value Per Share                       10.59       10.62        11.58       12.47        8.64        10.89
-----------------------------------------------------------------------------------------------------------------------------------


NOTE: The accompanying notes are an integral part of these financial statements.

1   INTERMEDIATE BOND FUND Portfolio Valuation Date 12/31/2001

                                                  SHARES OR                                                            UNREALIZED
                                                  PRINCIPAL                                                               GAIN/
              POSITION                              AMOUNT    UNIT COST   PRICE        COST        VALUE      PERCENT    (LOSS)
CASH & EQUIVALENTS                                  343,935      1.00       1.00      343,935      343,935     12.1%         0
                                                -----------------------------------------------------------------------------------
                                   Subtotal                                           343,935      343,935     12.1%         0

INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 6.375 due 8/15/02            20,000    100.45     102.84       20,089       20,569      0.7%       480
       US Treasury Note 6.5 due 5/15/05              20,000    100.19     108.06       20,038       21,613      0.8%     1,575
       US Treasury Note 5.5 due 2/15/08              20,000    100.42     104.38       20,084       20,875      0.7%       791
       US Treasury Note 5.25 due 5/15/04             30,000     97.75     104.25       29,325       31,275      1.1%     1,950
                                   Subtotal                                            89,535       94,331      3.3%     4,796
                                                -----------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS
       Fedl Farm Cr Bank 5.35 due12/11/08           115,000     99.11      99.40      113,977      114,310      4.0%       333
       Fed Natl Mtg Assoc 5.50 7/18/06               45,000    100.59     102.50       45,267       46,125      1.6%       858
       Fed Natl Mtg Assoc 6.04 due 2/25/09          115,000    101.12     102.13      116,293      117,450      4.1%     1,156
       Fed Nat'l Mtg Assoc 5.0 due 10/2/08          100,000     99.95      97.89       99,950       97,890      3.5%    (2,060)
       Fed Natl Mtg Assoc 5.25 10/1/09               75,000     99.68      97.63       74,762       73,219      2.6%    (1,544)
       Fedl Nat'l Mtg Assoc. 5.25 1/15/09            50,000     98.31      99.00       49,156       49,500      1.7%       344
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06        80,000    100.40     102.09       80,317       81,675      2.9%     1,358
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08     130,000     98.69      98.63      128,297      128,213      4.5%       (84)
       Fed Home Ln Mtg Corp Deb 5.25 due 10/25/11   100,000     98.63      94.98       98,625       94,980      3.4%    (3,645)
       Fedl Home Ln Bank Bond 5.125 9/15/03          35,000     97.67     103.41       34,185       36,192      1.3%     2,007
       Fedl Home Ln Bank Bond 6.17 due 7/30/02       20,000    102.22     102.31       20,443       20,463      0.7%        20
       Fedl Home Ln Bank Bond 5.925 due 8/14/03      40,000    100.98     104.63       40,391       41,850      1.5%     1,459
       Fedl Home Ln Bank Bond 5.785 4/14/08          50,000    101.84     103.19       50,920       51,594      1.8%       674
       Fedl Home Ln Bank Bond 5.835 7/15/08          20,000     99.99     103.13       19,998       20,625      0.7%       627
       Fedl Home Ln Bank Bond 5.355 1/05/09          50,000     96.95      99.66       48,475       49,828      1.8%     1,353
       Fed'l Home Ln Bank Bond 5.85 10/11/11        100,000    100.89      99.19      100,888       99,188      3.5%    (1,700)
                                                -----------------------------------------------------------------------------------
       Fed'l Home Ln Bank Bond 5.2 due 12/7/09       75,000     98.63      97.06       73,975       72,797      2.6%    (1,178)
       TVA Pwr Bds 1995 Ser 6.375 due 6/15/05        13,000     97.25     106.16       12,643       13,800      0.5%     1,157

                                   Subtotal                                         1,208,562    1,209,698     42.7%     1,135
CORPORATE OBLIGATIONS
       American General Corp. 6.25 3/15/03           50,000    103.07     104.01       51,537       52,005      1.8%       469
       AT&T Corp 7.0 due 5/15/05                     50,000    105.15     104.10       52,575       52,050      1.8%      (525)
       Bankamerica Corp 5.875 2/15/09                50,000     96.03      99.49       48,016       49,745      1.8%     1,729
       Bank One Corp 6.875 8/01/06                   40,000    103.58     106.25       41,432       42,500      1.5%     1,068
       CP&L Energy 5.95 3/01/09                      50,000     98.14      97.37       49,071       48,685      1.7%      (386)
       Chase Manhattan Corp 6.0 due 2/15/09          50,000     98.31      99.60       49,156       49,800      1.8%       644
       Columbia/HCA Healthcare 6.87 due 9/15/03      30,000     98.63     103.92       29,588       31,176      1.1%     1,589
       Ford Motor Cr 6.0 due 1/14/03                 80,000    102.84     101.92       82,268       81,536      2.9%      (732)
       GMAC 6.125 9/15/06                           100,000    100.88      98.97      100,875       98,970      3.5%    (1,905)
       Hertz Corp 6.625 5/15/08                      50,000    101.40      96.04       50,698       48,020      1.7%    (2,678)
       Household Finl. Corp 5.875 2/1/09             50,000    101.08      95.12       50,542       47,560      1.7%    (2,982)
       IBM Corp Nt Bk Entry 7.25 due 11/01/02        20,000    102.14     103.71       20,427       20,742      0.7%       315
       Lehman Brothers 6.625 due 2/05/06             50,000     97.07     103.67       48,534       51,835      1.8%     3,302
       Lehman Brothers 6.625 due 4/01/04             50,000     98.29     105.57       49,147       52,785      1.9%     3,639
       Mellon Financial Co. 6.0 due 3/01/04          40,000    100.09     104.03       40,036       41,612      1.5%     1,576
                                                -----------------------------------------------------------------------------------
       Merrill Lynch & Co Nts 8.0 due 2/01/02        25,000    103.50     100.43       25,875       25,108      0.9%      (768)
       Merrill Lynch & Co Nts 5.5 due 2/12/04        45,000    100.00     100.31       45,000       45,140      1.6%       141
                                                -----------------------------------------------------------------------------------
       Merrill Lynch & Co Nts 6.0 due 2/17/09        40,000     92.72      99.58       37,089       39,832      1.4%     2,744
       Motorola Inc Note 5.8 10/15/08                40,000     90.24      91.56       36,095       36,624      1.3%       530
       Morgan Stanley Nts 5.625 due 1/20/04          50,000     99.72     103.51       49,859       51,755      1.8%     1,896
       New England Telephone Co. 6.125 due 10/01/06  35,000    101.03      98.96       35,359       34,636      1.2%      (723)
       Sears Accept Corp  6.92 due 6/17/04           40,000    104.80     105.09       41,920       42,036      1.5%       116
       TCI Comm Inc 6.375 5/01/03                    35,000     98.73     102.76       34,557       35,966      1.3%     1,409
       Transamerica Fin 7.25 8/15/02                100,000     99.98     102.80       99,982      102,800      3.6%     2,818
                                                -----------------------------------------------------------------------------------
                                   Subtotal                                         1,169,636    1,182,917     41.8%    13,284
                                                -----------------------------------------------------------------------------------
                                                         TOTALS                     2,811,668    2,830,881      100%    19,215



    See notes to financial statements
    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

LONG TERM BOND FUND Portfolio Valuation Date 12/31/2001

                                                SHARES OR
                                                PRINCIPAL                                                             UNREALIZED
POSITION                                          AMOUNT     UNIT COST  PRICE         COST         VALUE     PERCENT  GAIN/ LOSS)
--------                                         ------      ---------  ------       -------      -------    -------  -----------
CASH & EQUIVALENTS                                 88,088        1.00      1.00       88,088       88,088       7.3%            0
                                               -----------------------------------------------------------------------------------
                                  Subtotal                                            88,088       88,088       7.3%            0
   US TREASURY OBLIGATIONS

       US Treasury Bond 7.25 due 5/15/16           75,000      105.59    115.63       79,194       86,719       7.2%        7,525

       US Treasury Bond 7.25 due 8/15/22           20,000      100.81    117.69       20,163       23,538       1.9%        3,375

       US Treasury Bond 6.25 due 8/15/23           35,000      101.94    105.88       35,680       37,056       3.1%        1,376

       US Treasury Bond 5.50 due 8/15/28           40,000      100.75     96.88       40,300       38,750       3.2%       (1,550)

                                  Subtotal                                           175,336      186,063      15.3%       10,725
                                               -----------------------------------------------------------------------------------
   GOVERNMENT AGENCY OBLIGATIONS
       Fedl Nat'l Mtg Assoc. 6.37 due 2/25/14      35,000       89.50    100.10       31,325       35,035       2.9%        3,710
       Fedl Home Ln Bank Bond 6.045 due 11/20/14   50,000      100.84     97.84       50,419       48,922       4.0%       (1,497)
       Fedl Home Ln Bank Bond 5.73 due 9/04/08     25,000       92.56    102.34       23,141       25,586       2.1%        2,445
       Fedl Home Ln Mtg Corp 6.0 due 6/15/11       75,000      102.88    101.84       77,162       76,383       6.3%         (779)
       Fedl Home Ln Mtg Corp 6.42 due 8/19/13      30,000      101.26    100.81       30,379       30,244       2.5%         (135)
       Fedl Home Ln Mtg Corp 6.875 due 9/15/10     20,000      102.88    107.88       20,576       21,575       1.8%          999
       Fedl Home Ln Mtg Corp 6.0 due 9/15/11       50,000      100.15     99.52       50,075       49,760       4.1%         (315)
       Fedl Home Ln Mtg Corp 6.35 due 4/16/14      20,000      100.13    100.06       20,027       20,013       1.7%          (14)
       Fedl Home Ln Mtg Corp 6.15 due 10/03/12     60,000      100.69     99.97       60,415       59,981       4.9%         (434)

       Fedl Farm Cred Bk 6.9 due 9/08/15           40,000      101.95    106.64       40,780       42,656       3.5%        1,876
                                               -----------------------------------------------------------------------------------
                                  Subtotal                                           404,299      410,155      33.8%        5,856
 CORPORATE OBLIGATIONS

       Arkansas Power & Lt 7.0 due 10/1/23         25,000      103.50     96.65       25,875       24,163       2.0%       (1,712)
       Bankamerica Corp MTN 6.0 due 12/23/13       15,000      100.00     95.66       15,000       14,349       1.2%         (650)

       Bear Stearns Cos 7.625 due 2/01/05          40,000       99.69    106.62       39,876       42,648       3.5%        2,773
       Chase Manhattan Corp MTN 6.5 due 5/06/13    15,000      100.25     98.32       15,038       14,748       1.2%         (290)

       Citigroup 7.25 due 10/01/10                 25,000      100.89    107.16       25,222       26,790       2.2%        1,568

       Ford Motor Credit MTN 7.0 9/20/10           40,000      101.00     95.50       40,400       38,200       3.2%       (2,200)

       GMAC 6.875 due 9/15/11                      40,000       99.76     97.95       39,905       39,180       3.2%         (725)
       Gen Mtrs Accpt Corp Nts 7.1 due 3/15/06     20,000       99.31    102.61       19,861       20,522       1.7%          661

       IBM Corp 6.5 1/15/28                        35,000       98.56     99.16       34,496       34,706       1.7%          210
       Lehman Bros. Holdings 7.0 due 5/12/14       35,000       93.99     95.01       32,896       33,254       2.9%          358

       Merrill Lynch 6.33 due 2/25/14              50,000       99.40     99.77       49,700       49,885       2.7%          185

       National City Corp 6.875 05/15/19           80,000      103.55     97.88       82,839       78,304       4.1%       (4,535)

       United Air Lines Inc 9.75 8/15/21           25,000      105.26     61.71       26,315       15,428       6.5%      (10,888)

       Time Warner 6.875 6/15/18                   50,000       98.66     97.59       49,329       48,795       1.3%         (534)
       Xerox Credit Corp MTN 6.5 due 1/28/13       30,000      100.00     72.72       30,000       21,816       1.8%       (8,184)
       Xerox Credit Corp MTN 6.5 due 2/11/13       35,000      100.00     72.20       35,000       25,270       2.1%       (9,730)
                                               -----------------------------------------------------------------------------------
                                  Subtotal                                           561,750      528,057      43.6%      (33,691)
                                               -----------------------------------------------------------------------------------
                                                               TOTALS              1,229,473    1,212,362       100%      (17,109)


    See notes to financial statements

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

3        LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/01

                                                                                                                          UNREALIZED
                                                                                                                             GAIN/
                      POSITION                       SHARES      UNIT COST      PRICE     COST       VALUE      PERCENT      (LOSS)
    CASH & EQUIVALENTS

           Putnam Money Market Fund A                3,737.79        1.00      1.00      3,738       3,738        0.1%           0

           Firstar Treasury Money Market           330,102.32        1.00      1.00    330,102     330,102       11.6%           0
                                                  ---------------------------------------------------------------------------------
                                         SUBTOTAL                                      333,440     333,440       11.7%           0
    U.S. LARGER CO. STOCK FUNDS

           Bear Stearns S&P Stars A                 14,371.13       25.84     27.33    371,288     392,763       13.8%      21,475

           Fundamental Investors Fund               18,532.34       29.52     27.45    547,141     508,713       17.9%     (38,428)

           Janus Twenty                              1,423.19       76.93     38.46    109,482      54,736        1.9%     (54,746)

           Putnam Fund For Growth & Income          19,473.48       19.03     17.72    370,621     345,070       12.1%     (25,550)

           Putnam Investors A                        9,915.16       13.95     11.55    138,325     114,520        4.0%     (23,805)

           Torray Fund                               9,157.09       38.32     37.53    350,897     343,665       12.1%      (7,231)
                                                  ---------------------------------------------------------------------------------
                                         SUBTOTAL                                    1,887,753   1,759,467       61.8%    (128,286)
    U.S. MID-CAP LARGER CO. STOCK FUNDS

           Mairs & Power Growth Fund                 9,501.25       44.83     54.36    425,956     516,488       18.1%      90,532

           Longleaf Partners                         9,695.22       24.06     24.51    233,261     237,630        8.3%       4,369
                                                  ---------------------------------------------------------------------------------
                                         SUBTOTAL                                      659,217     754,118       26.5%      94,901

                                                  =================================================================================
                                                                   TOTALS            2,880,810   2,847,425        100%     (33,385)



    See notes to financial statements

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

4        SMALLER COMPANY STOCK FUND Portfolio Valuation 12/31/01

                                                                                                                       UNREALIZED
                                                                                                                         GAIN/
                     POSITION                     SHARES    UNIT COST  PRICE        COST       VALUE       PERCENT       (LOSS)
                     --------                     ------    ---------  -----        ----       -----       -------     ----------
   CASH & EQUIVALENTS
          Franklin Money Fund A                  74,468.51      1.00    1.00        74,469      74,469         2.4%           0
          Firstar Treasury Money Market          245491.12      1.00    1.00       245,491     245,491         8.0%           0
                                                 --------------------------------------------------------------------------------
                                        Subtotal                                   317,060     317,060        10.4%           0
   U.S. SMALLER CO. STOCK MUTUAL FUNDS
          Ivy US Emerging Growth Fund            10,676.27     28.87   20.16       308,171     215,234         7.1%     (92,937)
          Franklin Small Cap Growth Fund I        9,226.51     25.47   31.17       234,976     287,590         9.4%      52,614
          T Rowe Price New Horizons Fund         10,633.99     25.59   22.63       272,102     240,647         7.9%     (31,454)
          Royce Opportunity Fund                 60,342.58      7.45    9.01       449,323     543,687        17.8%      94,363
          Putnam Capital Opportunities Fund A    37,434.44      9.15   10.33       342,612     386,698        12.7%      44,086
          Liberty Acorn Z Fund                   24,709.40     16.88   17.88       417,019     441,804        14.5%      24,785
                                                 --------------------------------------------------------------------------------
                                        Subtotal                                 2,024,202   2,115,659        69.4%      91,457
   U.S. MICROCAP STOCK MUTUAL FUNDS
          Franklin Microcap Value Fund I         21,387.43     19.36   24.68       414,134     527,842        17.3%     113,708
          RS MicroCap Growth Fund                 4,087.16     25.65   21.79       104,824      89,059         2.9%     (15,765)
                                                 --------------------------------------------------------------------------------
                                        Subtotal                                   518,958     616,901        20.2%      97,942

                                                 --------------------------------------------------------------------------------
                                          TOTALS            TOTALS               2,863,120   3,052,520         100%     189,400


    See notes to financial statements

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

             5 INTERNATIONAL FUND Portfolio Valuation Date 12/31/01

                                                                                                                        UNREALIZED
                                                                                                                           GAIN/
                       POSITION                      SHARES   UNIT COST     PRICE       COST       VALUE     PERCENT      (LOSS)
                       --------                      ------   ---------     -----       ----       -----     -------    ----------
   CASH & EQUIVALENTS

          Putnam Money Market Fund A                 46,685.87      1.00        1.00     46,686      46,686       2.4%           0

          Firstar Treasury Money Market             153,074.00      1.00        1.00    153,074     153,074       7.9%           0
                                                    --------------------------------------------------------------------------------
                                           Subtotal                                     199,760     199,760      10.4%           0
   INTERNATIONAL STOCK MUTUAL FUNDS

          Bear Stearns International Equity A         2,733.27     21.63       14.78     59,129      40,398       2.1%     (18,731)

          Europacific Fund                           12,381.23     31.90       26.87    394,958     332,684      17.3%     (62,275)

          Mercury HW International Fund              10,659.87     22.54       19.47    240,308     207,548      10.8%     (32,760)

          Ivy International Fund A                    9,550.62     33.90       20.69    323,735     197,603      10.3%    (126,132)

          Putnam International Growth A              18,753.12     20.32       19.82    381,012     371,687      19.3%      (9,326)

          T Rowe Price International Fund             8,289.02     13.72       10.99    113,714      91,096       4.7%     (22,618)

          Templeton Foreign Fund A                   15,136.90      9.89        9.25    149,729     140,016       7.3%      (9,713)

          CS Warburg Pincus Int'l Eq Fund             9,972.72     20.58       11.92    205,199     118,875       6.2%     (86,324)
                                                    --------------------------------------------------------------------------------
                                           Subtotal                                   1,867,785   1,499,906      77.8%    (367,879)
   DEVELOPING MARKETS MUTUAL FUNDS

          Pilgrim Emerging Countries FD               1,354.18     22.15       13.83     30,000      18,728       1.0%     (11,272)

          Templeton Developing Markets Trust A       21,190.45     13.52        9.88    286,578     209,362      10.9%     (77,216)
                                                    --------------------------------------------------------------------------------
                                           Subtotal                                     316,578     228,090      11.8%     (88,488)

                                                                                     ===============================================
                                             TOTALS                                   2,384,123   1,927,756     100.0%    (456,367)



    See notes to financial statements

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

                   6 ALTCAT FUND Portfolio Valuation 12/31/01

                                                                                                                         UNREALIZED
                                                                                                                             GAIN/
                      POSITION                        SHARES    UNIT COST      PRICE      COST        VALUE     PERCENT      (LOSS)
                      --------                        ------    ---------      -----      ----        -----     -------      ------
   CASH & EQUIVALENTS                                 144,949        1.00        1.00    144,949     144,949      13.2%          0
                                                   ---------------------------------------------------------------------------------
                                          Subtotal                                       144,949     144,949      13.2%          0

   US MID-CAP LARGER CO. STOCK MUTUAL FUNDS

            Muhlenkamp Fund                             2,313       40.15       53.56     92,860     123,888      11.3%     31,028
                                                   ---------------------------------------------------------------------------------
                                          Subtotal                                        92,860     123,888      11.3%     31,028

   GLOBAL SMALLER CO. STOCK MUTUAL FUNDS

            Mutual Series Discovery Fund I              5,085       19.38       18.08     98,560      91,938       8.4%     (6,622)
            SmallCap World Fund                         3,591       38.41       22.92    137,915      82,302       7.5%    (55,613)
                                                   ---------------------------------------------------------------------------------
                                          Subtotal                                       236,475     174,240      15.9%    (62,235)

   ALTERNATIVE CATEGORIES (SPECIALTY FUNDS)

            Franklin BioTech Discovery Fund I           1,078       74.65       58.05     80,493      62,593       5.7%    (17,900)
            Franklin Gold Fund I                        2,286       10.00        9.43     22,854      21,555       2.0%     (1,299)
            Franklin Real Estate Securities Fund I      3,144       14.84       16.50     46,649      51,882       4.7%      5,233
            Franklin Natural Resources Fund I           5,953       16.04       15.20     95,493      90,488       8.3%     (5,005)
            Ivy Pacific Opp. (China) Fund A            10,898        8.36        6.72     91,123      73,233       6.7%    (17,891)
            Templeton Latin America Fund                7,304       10.85       10.08     79,218      73,627       6.7%     (5,591)
            Vanguard Energy                             3,652       24.27       25.29     88,618      92,352       8.4%      3,734
            Vanguard Health Care                        1,051       88.75      116.84     93,251     122,767      11.2%     29,516
            Light Revolution Fund                       2,283       13.23        9.57     30,199      21,852       2.0%     (8,347)
            Invesco Technology II                       1,304       43.75       32.57     57,029      42,460       3.9%    (14,570)
                                                   ---------------------------------------------------------------------------------
                                          Subtotal                                       684,927     652,808      59.6%    (32,119)

                                                   ---------------------------------------------------------------------------------
                                            TOTALS                                     1,159,211   1,095,884     100.0%    (63,326)

    See notes to financial statements

    Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2001

                                                                 IBF       LTBF        LCSF         SCSF       INTF        ACF
   --------------------------------------------------------------------------------------------------------------------------------
                       INVESTMENT INCOME
                       -----------------
   Mutual Fund Dividends (Including Money Market Funds)            2,888     1,000       26,298       7,244      27,565      9,998
   Less: Foreign Withholding Taxes                                     0         0            0           0           0          0
   Interest                                                      110,197    63,346            0           0           0          0
                                                              ======================================================================
                                                                 113,085    64,347       26,298       7,244      27,565      9,998
                         Total Income

                           EXPENSES
                           --------
   Advisory Fees                                                  12,379     7,012       24,501      25,359      18,014      9,022
   Directors Fees                                                    750       750          750         750         750        750
   Registration Fees                                               1,025       130        1,706       1,799       1,074        155
   Taxes                                                               0         0            0           0           0          0
   Interest                                                            0         0            0           0           0          0
   12b-1 Distribution Expenses                                     1,492       666        2,297       2,383       1,597        855
   Other                                                               0         0            0           0           0          0
                                                              ======================================================================
                                                                  15,646     8,557       29,254      30,291      21,434     10,782
                        Total Expenses

                     Net Investment Income                        97,439    55,791       (2,956)    (23,047)      6,130       (784)
                     ---------------------

   REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
   Realized Long & Short Term Capital Gains                        7,291     1,565      (65,115)     50,209    (101,035)    15,346
   Unrealized Appreciation (Depreciation)                         21,367     3,902     (203,964)     11,366    (294,202)  (117,972)
                                                              ======================================================================
   Net Realized & Unrealized Appreciation (Depreciation)          28,658     5,467     (269,079)     61,575    (395,237)  (102,626)

          NET INCREASE IN NET ASSETS FROM OPERATIONS             126,097    61,258     (272,035)     38,528    (389,107)  (103,410)


NOTE: The accompanying notes are an integral part of these financial statements.


            STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS

                                                 INTERMEDIATE BOND FUND                           LONG-TERM BOND FUND
                                   YEAR      YEAR      YEAR       YEAR      YEAR      YEAR      YEAR     YEAR      YEAR     YEAR
                                   ENDED    ENDED      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED     ENDED    ENDED
                                 12/31/01  12/31/00   12/31/99   12/31/98  12/31/97  12/31/01  12/31/00 12/31/99  12/31/98 12/31/97
                                ---------  --------   ---------  ---------  -------- ---------  -------- --------  -------- -------
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net          97,439     $81,175    $71,824   $ 44,443  $24,816     55,789   51,959  $41,785  $28,611  $16,027
  Net realized gain (loss)
   on Investments                   7,291      (4,037)       (67)     1,639      416      1,565    (678)      359      184        0
 Unrealized Appreciation
   (depreciation) of
   investments                     21,367      51,968    (70,701)     8,698    6,335      3,902   25,962  (79,009)  12,670   14,766
 Net increase (decrease) in
   net Assets resulting From
   operations                     126,096     129,106      1,056      54,78   31,567     61,256   77,243  (36,865)  41,465   30,793

Distributions to
Shareholders from:
   Investment income              (85,991)    (79,734)   (63,731)   (39,696) (19,525)   (53,257) (49,572) (38,842) (26,356) (14,600)
 Realized long term Gains          (3,469)          0          0     (1,639)    (416)      (887)       0     (359)    (184)       0
 Total distributions              (89,460)    (79,734)   (63,731)   (41,335) (19,941)   (54,144) (49,572) (39,201) (26,540) (14,600)
                                ---------  ----------  ---------  ---------  -------  ---------  -------  -------  -------  -------

 Capital share Transactions
(Note 3)
   Purchases                    1,532,623     431,203    609,981    547,135  485,679    449,826  124,883  270,956  245,762   93,954
   Redemptions                   (353,325)   (570,521)  (189,433)   (70,349)(150,849)  (172,438)(120,007) (24,577) (27,482)  (1,000)
   Reinvestment of dividends       88,838      78,995     63,090     40,840   19,941     53,629   49,044   38,724   26,169   14,600
Net increase in net Assets
resulting From capital
share Transactions              1,268,136     (60,323)   483,638    517,626  354,771    331,022   53,920  285,103  244,449  107,554

Net assets Beginning of period  1,563,515   1,574,466  1,153,503    622,432  256,035    888,912  807,321  598,284  338,910  215,163
Net assets End of period        2,868,286  $1,563,515  1,574,466  1,153,503  622,432  1,227,041  888,912  807,321  598,284  338,910
                                ---------  ----------  ---------  ---------  -------  ---------  -------  -------  -------  -------
 Total increase in Net assets   1,304,773     (10,951)   420,963    531,071  366,397    338,129   81,591  209,037  259,374  123,747
                                ---------  ----------  ---------  ---------  -------  ---------  -------  -------  -------  -------

                                             LARGER COMPANY STOCK FUND                      SMALLER COMPANY STOCK FUND
                                YEAR      YEAR       YEAR      YEAR        YEAR      YEAR      YEAR     YEAR     YEAR       YEAR
                                ENDED     ENDED      ENDED     ENDED      ENDED      ENDED    ENDED    ENDED     ENDED      ENDED
                               12/31/01  12/31/00   12/31/99  12/31/98   12/31/97  12/31/01  12/31/00 12/31/99  12/31/98   12/31/97
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net        (2,956)  $(3,786) $  (2,723)  $  3,808  $ 20,711   (23,048) $(15,838)$ (12,620) $ (6,715) $ 12,895
  Net realized gain (loss)
  on Investments                (65,115)  154,850    173,501     96,995    80,391    50,209   296,509   175,090    47,489    19,460
Unrealized Appreciation
(depreciation) of
investments                    (203,964) (226,065)   154,541     93,802   113,591    11,366  (274,818)  363,491   (13,187)  102,497
Net increase (decrease) in
net Assets resulting From
operations                     (272,035)  (75,001)   325,319    194,605   214,693    38,528     5,853   525,961    27,587   134,852

Distributions to
Shareholders from:
  Investment income                   0    (2,343)    (6,573)    (5,139)  (20,697)        0   (75,103)  (25,047)        0   (12,886)
 Realized long term Gains             0  (149,381)  (166,331)   (95,098)  (80,391)  (40,326) (205,505) (137,565)  (41,988)  (19,460)
 Total distributions                  0  (151,724)  (172,904)  (100,237) (101,088)  (40,326) (280,608) (162,612)  (41,988)  (32,346)
                              --------- ---------  ---------  --------- --------- --------- --------- --------- --------- ---------

 Capital share Transactions
(Note 3)
     Purchases                  674,457   542,199    361,449    571,825   367,927   504,603   595,386   294,339   522,933   389,837
     Redemptions               (238,546) (217,692)  (107,691)  (190,149)  (42,803) (163,558) (209,779) (152,934) (114,493)  (14,389)
     Reinvestment of
     dividends                        0   151,388    172,433     99,911   101,088    40,123   278,822   161,321    41,616    32,346
Net increase in net Assets
 resulting From capital
 share Transactions             435,911   475,895    426,191    481,587   426,212   381,168   664,429   302,726   450,056   407,794

 Net assets Beginning of
 period                       2,679,351 2,430,181  1,851,575  1,275,620   735,803 2,668,616 2,278,942 1,612,867 1,177,212   666,912
 Net assets End of period     2,842,227 2,679,351  2,430,181  1,851,575 1,275,620 3,047,087 2,668,616 2,278,942 1,612,867 1,177,212
                              --------- ---------  ---------  --------- --------- --------- --------- --------- --------- ---------
 Total increase in Net
 assets                         163,876   249,170    578,606    575,955   539,817   379,371   389,674   666,075   435,655   510,300
                              --------- ---------  ---------  --------- --------- --------- --------- --------- --------- ---------


                                             INTERNATIONAL FUND                                      ALTCAT FUND
                                YEAR       YEAR     YEAR     YEAR      YEAR         YEAR      YEAR      YEAR      YEAR     YEAR
                               ENDED      ENDED     ENDED    ENDED     ENDED        ENDED     ENDED     ENDED     ENDED    ENDED
                              12/31/01   12/31/00  12/31/99 12/31/98  12/31/97    12/31/01   12/31/00  12/31/99  12/31/98  12/31/97
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net        6,130     $3,458    $6,735     $9,549    $16,479      (784)     $324    $2,337    $4,594   $3,034
  Net realized gain (loss)
 on Investments               (101,035)   218,236    85,455     26,887     41,589    15,346    53,346    10,602     4,944        0
 Unrealized Appreciation
 (depreciation) of
 investments                  (294,202)  (640,187)  512,583    (11,508)   (50,250) (117,972)  (25,303)  114,877   (39,359)   1,692
 Net increase (decrease) in
 net Assets resulting From
 operations                   (389,107)  (418,493)  604,773     24,928      7,818  (103,410)   28,367   127,816   (29,821)   4,726

Distributions to
Shareholders from:
  Investment income             (7,461)   (31,448)  (17,629)   (10,747)   (16,453)   (2,071)   (9,827)   (4,157)   (4,797)  (2,968)
 Realized long term Gains            0   (190,275)  (74,957)   (26,887)   (41,589)  (13,426)  (44,019)   (8,868)   (4,944)       0
 Total distributions            (7,461)  (221,723)  (92,586)   (37,634)   (58,042)  (15,497)  (53,846)  (13,025)   (9,741)  (2,968)
                               -------  ---------  --------   --------   --------  --------  --------  --------   -------  -------

 Capital share Transactions
(Note 3)
       Purchases               386,360    483,468   276,101    588,719    520,694   301,482   437,123    78,673   148,419  186,767
       Redemptions            (180,245)  (135,778) (309,286)  (131,183)   (21,228)  (61,346)  (77,475)  (10,699)  (52,039)  (8,496)
       Reinvestment of
       dividends                 7,446    221,172    92,307     37,328     58,042    15,497    53,846    13,023     9,741    2,968
Net increase in net Assets
resulting From capital
share Transactions             213,561    568,862    59,122    494,864    557,508   255,633   413,494    80,997   106,121  181,239

 Net assets Beginning of
 period                      2,107,805  2,179,159 1,607,850  1,125,692    618,408   957,605   569,590   373,802   307,242  124,245
 Net assets End of period    1,924,798  2,107,805 2,179,159  1,607,850  1,125,692 1,094,331   957,605   569,590   373,801  307,242
                             ---------  --------- ---------  ---------  --------- ---------   -------   -------   -------  -------
 Total increase in Net
 assets                       (183,007)   (71,354)  571,309    482,158    507,284   136,726   388,015   195,788    66,559  182,997

                             STAAR INVESTMENT TRUST
                             STATEMENT OF CASH FLOWS

                          YEAR ENDED DECEMBER 31, 2001

                                                       IBF         LTBF          LCSF         SCSF          INTF          ACF
  CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations           127,121        61,386      (270,329)       40,327      (388,033)     (103,255)
Adjustments Required to reconcile to net assets
provided by operating activities
    Unrealized (Appreciation) Depreciation of        (21,367)       (3,902)      203,964       (11,366)      294,202       117,972
Investments
    (Increase) Decrease in Interest Receivable       (15,711)       (3,670)           52           102           (65)           28
Increase/(Decrease) in Advisory/TTEE/12b-1 Fees
Payable                                                2,144           929         2,408         2,738         1,475           957
Increase (Decrease) in Accts. Payable -
Instruments Purch./Other                                   0             0       150,000        25,000             0             0
                                                  ================================================================================

Net Cash Provided by Operating Activities             92,187        54,743        86,095        56,801       (92,422)       15,702

       CASH USED BY INVESTMENT ACTIVITIES
Investments Purchased                             (1,604,224)     (492,806)     (490,000)     (190,000)     (265,000)     (125,000)
Sales or Redemptions                                 665,912       243,426       378,401       121,772       238,131             0
                                                  ================================================================================
Net Used by Investment Activities                   (938,311)     (249,380)     (111,599)      (68,228)      (26,869)     (125,000)

     CASH PROVIDED BY FINANCING ACTIVITIES
Shareholder Contributions                          1,543,156       450,878       682,582       513,581       391,399       307,776
Shareholder Redemptions (including amounts
re-invested in other Trust portfolios)              (363,858)     (178,040)     (246,671)     (183,113)     (180,734)      (67,640)
Diistributions Declared                               88,835        53,624             0        40,122         7,439        15,493
Distributions Reinvested By Shareholders                 604           508             0             0            15             0
                                                  ================================================================================
Net Cash Provided by Financing Activities          1,268,736       326,970       435,911       370,589       218,119       255,628


   INCREASE/(DECREASE) IN CASH DURING PERIOD         422,612       132,334       410,407       359,163        98,829       146,330
                                                  ================================================================================





NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 2001


NOTE 1 - ORGANIZATION AND PURPOSE

Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.
The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:
                          Staar Intermediate Bond Fund
                          Staar Long-Term Bond Fund
                          Staar Larger Company Stock Fund
                          Staar Smaller Company Stock Fund
                          Staar International Fund
                          Staar Alternative Categories Fund

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.


SECURITY VALUATION - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all invested mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2001. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

FEDERAL INCOME TAXES - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains for the year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2001 the following net capital loss carry forwards existed for Federal income tax purposes:

                  IBF            $ 65,115
                  LTBF           $101,035

The above net capital loss carry forwards may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the Trust and its shareholders of any Federal income tax liability with respect to the capital gains that are so offset. The Trust will not make distributions from capital gains while a capital loss carry forward remains.

 DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are recorded on the ex-dividend date.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased, if significant, are amortized over the life of the respective securities. On January 1, 2002, the Trust will begin amortizing premiums on fixed income securities to conform to a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change will not impact the Trust's net asset values, and will result in only immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS

The declaration of Trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in
Note 2. During the years ended December 31, 2001 and 2000, 99% and 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page.

AS OF DECEMBER 31, 2001 NET ASSETS CONSISTED OF THE FOLLOWING:


                                                IBF           LTBF           LCSF            SCSF            INTF           ACF
                                                ---           ----           ----            ----            ----           ---
Capital paid in on Shares of Capital Stock   2,814,278      1,224,252      2,951,411       2,873,523       2,481,565      1,159,223

Undistributed net investment income (loss)      34,797         19,900         (9,684)        (14,936)            635         (1,566)

Accumulated net Capital Loss                       -0-            -0-        (65,115)            -0-        (101,035)           -0-
                                             ---------     ----------     ----------      ----------      ----------     ----------

Net realized appreciation (depreciation)         5,056          3,369         10,213          11,290           9,250          6,528
                                             ---------     ----------     ----------      ----------      ----------     ----------

Net Assets                                  $2,868,288     $1,227,041     $2,843,227      $3,047,987      $1,924,798     $1,094,331
                                            ==========     ==========     ==========      ==========      ==========     ==========

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:


Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2001:

                                                                           Unrealized
                                                             ---------------------------------------
                                            Cost              Gain             Loss           Net            Market Value
                                         -----------        --------        ---------      ---------         ------------
Intermediate Bond                        $ 2,811,668          40,125          (20,912)     $  19,213          $ 2,830,881
Long Term Bond                             1,229,473          27,061          (44,172)       (17,111)           1,212,362
Larger Company Stock Fund                  2,880,810         116,376         (149,761)       (33,385)           2,847,425
Smaller Company Stock Fund                 2,492,276         329,556         (140,156)       189,400            3,052,520
International Fund                         2,384,123               0         (456,367)      (456,367)           1,927,756
Alternative Categories Fund                1,159,210          69,511         (132,837)       (63,326)           1,095,884
                                         -----------        --------        ---------      ---------          -----------

                                         $13,328,404        $582,629        $(944,205)     $(361,576)         $12,966,828
                                         ===========        ========        =========      =========          ===========

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through December 31, 2002. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of ..63% for IBF, .72% for LTBF and .90% for all other portfolios.
The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust are paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001except for certain marketing and other costs associated with the sale and distribution of shares.

Effective September 1, 1998, Staar Investment Trust received SEC approval of a 12B-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. The arrangement remained in effect through August 1, 2001 when a new 12 B-1 arrangement discussed below was implemented and which includes these fees. The commission structure is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions are calculated based on fair market values and are payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12B-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12B-1 fees. Total 12B-1 commission expense paid to these brokers for 2001 and 2000 was $1,450 and $491 (including $0 and $334 absorbed by the investment advisor), respectively.

Effective August 2, 2001, Staar Investment Trust received SEC approval of a new 12 B-1 arrangement which allows accrual of such fees based upon a percentage (.0015% for bond funds and .0020% for stock funds) of the daily total fund net asset values. The broker/dealer fees discussed above are paid out of these fees. The balance of the fees are to be used for marketing and other costs associated with the sale and distribution of shares. As of December 31, 2001 $7,686 was accrued on the statement of Assets and Liabilities for such costs.

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)


The Staar Investment Trust is also charged .09% of average daily net asset value for each fund for various trust expenses; from this the trustees are compensated as a group at the rate of $1,125 per calendar quarter.

Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2001 as follows:

                                                 IBF         LTBF         LCSF         SCSF         INTF           ACF
                                                 ---         ----         ----         ----         ----           ---
J. Weisbrod including immediate family &         2,769        1,409        6,513        7,426        6,299        4,665
 retirement accounts:

Other Trustees of Staar Investment Trust         2,287        1,988        3,659        2,888        2,909        1,822

Employees of investment advisor including          -0-          -0-           41          209           42           40
retirement accounts:
                                              --------     --------     --------     --------     --------     --------
Number of Shares                                 5,056        3,369       10,213       11,290        9,250        6,528
                                              --------     --------     --------     --------     --------     --------

Value:                                        $ 53,541     $ 36,054     $118,299     $140,751     $ 79,932     $ 71,063
                                              ========     ========     ========     ========     ========     ========





                            EXAMPLE OF PRICE MAKE-UP
                              Using 12/31/2001 Data

                                       IBF           LTBF            LCSF            SCSF           INTF            ACF
           Total Assets           2,812,586.48   1,201,906.12    2,847,025.20   3,009,497.33   1,919,910.09    1,077,888.51
           Total Interest            40,450.86      16,146.66          319.58         239.92         146.82          132.25
           Expenses
                                     (3,045.89)     (1,467.54)      (4,517.14)     (4,774.24)     (3,104.64)      (1,687.38)
           Total Net Assets       2,849,991.45   1,216,576.24    2,842,827.64   3,004,963.02   1,916,952.27    1,076,333.37
           Shares Outstanding       269,108.49     114,600.41      245,432.34     241,030.55     221,835.00       98,868.35
           Net Asset Value               10.59          10.62           11.58          12.47           8.64           10.89
                                  ------------   ------------    ------------   ------------   ------------    ------------

PAGE 22
                                     PART C

                                OTHER INFORMATION
Item 23. EXHIBITS
                                   EXHIBIT
                          NUMBER DESCRIPTION OF EXHIBIT
                   X(a)            Declaration of Trust of the Registrant

                   X(b)            By-laws of the Registrant

                    (c)            Not Applicable


                   X(d) Investment Advisory Agreement between Registrant and Staar Financial Advisors, Inc. (the "Advisor")

                    (e)            Not Applicable

                    (f)            Not Applicable

                   XX(g) Custodian Agreement between Registrant and StarBank.

                     X (h) Form of Transfer Agency and Shareholder Services Agreement among Registrant and the Advisor (see (d) above)

                     X(h)          Consent to Use of Name contained in (d) above

                    99(i)          Opinion of Counsel and Consent of Counsel

                    99(j)          Consent of Independent Accountants

                    (k)            Not Applicable

                    (l)            Not Applicable

                    XXX(m)         Rule 12b-1 Plan

                   XXXX(n)         Financial Data Schedule

                    (o)            Not Applicable


                    (p)            Board of Trustees Code of Ethics


                         X - Filed with Initial N-1A and incorporated herein by
                                   reference.

                        XX - Filed with Pre-effective Amendment # 1 to Form
                                   N-1A and incorporated herein by reference.

                        XXX - Filed with Proxy Statement in Post Definitive 14A
                                   filing

                       XXXX - Filed with Form NSAR


Item 24 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 25 - INDEMNIFICATION

    Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

    Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

    The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 26 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

    Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

             NAME/BUSINESS       POSITION WITH ADVISOR             OTHER

             J. Andre Weisbrod   President, Director   Registered Representative
                                                       Olde Economie Financial
                                                       Consultants, Ltd

             Charles Sweeney     Secretary & Director  Marketing Consultant
                                                       Graphic Arts Technology
                                                       Council; Before 1992
                                                       Graphic Arts Sales
                                                       Eastman Kodak Company

             James A. Gordon     Director              Retired


Item 27 - PRINCIPAL UNDERWRITER Inapplicable.

Item 28 - LOCATION OF ACCOUNTS AND RECORDS

    The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at FirstStar Bank, 425 Walnut St., M/L 6118, P.O. Box 1118, Cincinnati, OH, 45201-1118, and, as to the transfer and dividend disbursing agent functions, c/o of the Advisor at 604 McKnight Park Drive, Pittsburgh, PA, 15237.

Item 29 - MANAGEMENT SERVICES

    Inapplicable

Item 30 - UNDERTAKINGS

    Inapplicable


                                     NOTICE

    "The Intermediate Bond Fund (IBF)," "The Long-Term Bond Fund (LTBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

    SIGNATURES


    Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 28th day of February, 2002.

                                      The Staar Investment Trust

                                      Registrant

                                      By: /s/ J. Andre Weisbrod
                                      -------------------------
                                      J. Andre Weisbrod, Trustee

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                                    /s/ Jeffrey A. Dewhirst
                                    -----------------------
                                    Jeffrey A. Dewhirst
                                    Trustee               February 28, 2002
                                    (Signature)           (date)


                                    /s/ Thomas J. Smith
                                    -------------------
                                    Thomas J. Smith
                                    Trustee               February 28, 2001
                                    (Signature)           (date)


                                    /s/ Thomas J. Smith
                                    -------------------
                                    Thomas J. Smith
                                    Trustee               February 28, 2001
                                    (Signature)           (date)


                                    /s/ John H. Weisbrod
                                    John H. Weisbrod
                                    Trustee               February 28, 2001
                                    (Signature)           (date)


                                    /s/ J. Andre Weisbrod
                                    ---------------------
                                    J. Andre Weisbrod
                                    Trustee               February 28, 2001
                                    (Signature)           (date)